Environmental (Schedule of Environmental Ownership and Liability Percentages) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
InfraServ GmbH & Co. Gendorf KG [Member]
Environmental Disclosure [Line Items]
Ownership percentage	39.00%
Liability	10.00%
Reserves	$ 11	[1]
InfraServ GmbH & Co. Knapsack KG [Member]
Environmental Disclosure [Line Items]
Ownership percentage	27.00%
Liability	22.00%
Reserves	1	[1]
InfraServ GmbH & Co. Hoechst KG [Member]
Environmental Disclosure [Line Items]
Ownership percentage	32.00%
Liability	40.00%
Reserves	$ 74	[1]

[1]	Gross reserves maintained by the respective InfraServ entity.